Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease revenue	$ 775	$ 738	$ 764
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Premises and equipment	Premises and equipment
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Right of use lease assets	$ 1,400	$ 1,400
Lease liabilities	1,500	1,600
Lease cost	$ 529	$ 496	$ 390